Related Party Transactions and Exempt Party-In-Interest Transactions (Details) - Honeywell Puerto Rico Savings Plan [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions and Exempt Party-In-Interest Transactions [Abstract]
Realized gains	$ 2,000
Dividend income on investments	502
Investment interest	110,798	$ 93,212
Common Stock [Member]
Related Party Transactions and Exempt Party-In-Interest Transactions [Abstract]
Purchases made by the Plan for the investment in the Company’s common stock	187,000
Sales made by the Plan for the investment in the Company’s common stock	516,000
Realized gains	241,000
Unrealized gain on investments	579,000
Dividend income on investments	79,000
Investment interest	$ 23,000